N-2 $ in Millions	Aug. 26, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001515324
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Ares Dynamic Credit Allocation Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Credit Facility
Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

The Fund is a party to a senior secured revolving Credit Facility that allows the Fund to borrow up to $212 million at any one time outstanding. The Credit Facility is scheduled to terminate in August 2027 unless extended. Under the Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain investments, (c) limitations on certain restricted payments, and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund (subject to certain exceptions) of not less than 2:1.0. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of the date of this Prospectus, the Fund was in compliance in all material respects with the terms of the Credit Facility.

Long Term Debt, Principal	$ 212
Long Term Debt, Structuring [Text Block]	The Credit Facility is scheduled to terminate in August 2027 unless extended. Under the Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain investments, (c) limitations on certain restricted payments, and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund (subject to certain exceptions) of not less than 2:1.0. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of the date of this Prospectus, the Fund was in compliance in all material respects with the terms of the Credit Facility.